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                                 NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-3


                                 Annual Report
                                       to
                                Contract Owners
                               December 31, 1996


                       NATIONWIDE LIFE INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO


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                                     [LOGO]


                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                     [LOGO]


                              PRESIDENT'S MESSAGE

              On behalf of Nationwide Life Insurance Company, we are pleased to bring you the 1996 annual report of the Nationwide Variable Account-3.

              The U.S. economy is enjoying the rewards of a stable political system and a globally competitive business sector. These good times will last, although not all years will show the stellar performance of the last two years. 1997 may be the year in which normalcy will return.

              The economic expansion has lasted six years already, and all resources are more or less fully employed. The job market in particular is showing some strains, and wages are rising a bit faster than before. Also, the competitive pressures from abroad are increasing due to a sharp rise in the exchange value of our currency. Business will be hard pressed under those conditions to continue showing above-average profit increases. For the economy as a whole, inflation has hit the low point in this business cycle and will slowly but surely be a more important variable for monetary policy.

              In the last few years, and especially in 1996, our economy expanded faster than the natural rate of growth. This cannot continue without creating bottlenecks that in turn induce price increases. Either the economy will slow under its own weight or the Federal Reserve will have to step in. Some indicators point to a softening of business activity. But whether this is enough will be a close call.

              Again, the long-term trend is very positive for the U.S., its business activity, and its financial markets. However, 1997 might turn out to have some more surprises than anticipated right now.




                          /s/ JOSEPH J. GASPER
                          ---------------------------
                          Joseph J. Gasper, President


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                         NATIONWIDE VARIABLE ACCOUNT-3

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS# EQUITY

                               December 31, 1996


Assets:

   Investments at market value:

      Van Kampen American Capital LIT - Asset Allocation Fund
         3,212,716 shares (cost $37,037,288)                                                                    $36,464,328

      Van Kampen American Capital LIT - Domestic Income Fund
         1,362,055 shares (cost $10,945,612)                                                                     10,910,059

      Van Kampen American Capital LIT - Emerging Growth Fund
         259,361 shares (cost $3,425,148)                                                                         3,542,872

      Van Kampen American Capital LIT - Enterprise Fund
         2,244,657 shares (cost $32,594,775)                                                                     36,498,130

      Van Kampen American Capital LIT - Global Equity Fund
         34,275 shares (cost $388,090)                                                                              399,643

      Van Kampen American Capital LIT - Government Fund
         722,861 shares (cost $6,246,071)                                                                         6,259,977

      Van Kampen American Capital LIT - Money Market Fund
         5,073,275 shares (cost $5,073,275)                                                                       5,073,275

      Van Kampen American Capital LIT - Real Estate Securities Fund
         9,542 shares (cost $124,612)                                                                               141,026
                                                                                                                -----------
            Total investments                                                                                    99,289,310

   Accounts receivable                                                                                                  404
                                                                                                                -----------
            Total assets                                                                                         99,289,714
                                                                                                                ===========
Contract owners' equity                                                                                         $99,289,714
                                                                                                                ===========


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
Contract owners' equity represented by:                           Units             Unit Value
                                                                ----------          ----------
   Contracts in accumulation phase:

      Van Kampen American Capital LIT -
      Asset Allocation Fund:
         Tax qualified                                             513,310          $23.907038          $12,271,722
         Non-tax qualified                                       1,010,988           23.907038           24,169,729

      Van Kampen American Capital LIT -
      Domestic Income Fund:
         Tax qualified                                             165,684           16.692636            2,765,703
         Non-tax qualified                                         486,983           16.692636            8,129,030

      Van Kampen American Capital LIT -
      Emerging Growth Fund:
         Tax qualified                                              91,181           13.395245            1,221,392
         Non-tax qualified                                         173,307           13.395245            2,321,490

      Van Kampen American Capital LIT -
      Enterprise Fund:
         Tax qualified                                             352,086           31.749417           11,178,525
         Non-tax qualified                                         797,023           31.749417           25,305,016

      Van Kampen American Capital LIT -
      Global Equity Fund:
         Tax qualified                                              13,264           11.800884              156,527
         Non-tax qualified                                          20,602           11.800884              243,122

      Van Kampen American Capital LIT -
      Government Fund:
         Tax qualified                                             101,057           14.944372            1,510,233
         Non-tax qualified                                         315,546           14.944372            4,715,637

      Van Kampen American Capital LIT -
      Money Market Fund:
         Tax qualified                                             115,165           14.208651            1,636,339
         Non-tax qualified                                         240,045           14.208651            3,410,716

      Van Kampen American Capital LIT -
      Real Estate Securities Fund:
         Tax qualified                                               4,266           14.931303               63,697
         Non-tax qualified                                           5,179           14.931303               77,329
                                                                ==========           =========
   Reserves for annuity contracts in payout phase:
         Non-tax qualified                                                                                  113,507
                                                                                                        -----------
                                                                                                        $99,289,714
                                                                                                        ===========

See accompanying notes to financial statements.


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                         NATIONWIDE VARIABLE ACCOUNT-3

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS# EQUITY

                  Years Ended December 31, 1996, 1995 and 1994


                                                                                 1996              1995             1994
                                                                             -----------        ----------      -----------
Investment activity:
   Reinvested capital gains and dividends                                    $11,250,803        10,887,325       10,126,858
   Mortality, expense and administration charges (note 2)                     (1,335,708)       (1,294,825)      (1,377,454)
                                                                             -----------        ----------      -----------
      Net investment activity                                                  9,915,095         9,592,500        8,749,404
                                                                             -----------        ----------      -----------
   Proceeds from mutual fund shares sold                                      44,991,214        40,426,461       46,483,900
   Cost of mutual fund shares sold                                           (43,680,536)      (40,641,053)     (45,783,206)
                                                                             -----------        ----------      -----------
      Realized gain (loss) on investments                                      1,310,678          (214,592)         700,694
   Change in unrealized gain (loss) on investments                             1,290,651        13,497,708      (14,166,680)
                                                                             -----------        ----------      -----------
      Net gain (loss) on investments                                           2,601,329        13,283,116      (13,465,986)
                                                                             -----------        ----------      -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations                                  12,516,424        22,875,616       (4,716,582)
                                                                             -----------        ----------      -----------

Equity transactions:
   Purchase payments received from contract owners                             4,521,793         3,278,740        5,550,286
   Redemptions                                                               (19,642,633)      (20,264,414)     (15,199,321)
   Annuity benefits                                                              (15,629)          (14,594)          (9,959)
   Annual contract maintenance charge (note 2)                                   (97,006)         (107,947)        (116,547)
   Contingent deferred sales charges (note 2)                                   (155,505)         (405,272)        (342,156)
   Adjustments to maintain reserves                                                1,215            (2,440)            (215)
                                                                             -----------        ----------      -----------
         Net equity transactions                                             (15,387,765)      (17,515,927)     (10,117,912)
                                                                             -----------        ----------      -----------


Net change in contract owners' equity                                         (2,871,341)        5,359,689      (14,834,494)
Contract owners' equity beginning of period                                  102,161,055        96,801,366      111,635,860
                                                                             -----------        ----------      -----------
Contract owners' equity end of period                                       $ 99,289,714       102,161,055       96,801,366
                                                                            ============       ===========      ===========

See accompanying notes to financial statements.


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                         NATIONWIDE VARIABLE ACCOUNT-3

                         NOTES TO FINANCIAL STATEMENTS

                        December 31, 1996, 1995 and 1994


(1)  Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

         Nationwide Variable Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or the payout phase may invest in the following funds of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT):

              Van Kampen American Capital LIT - Asset Allocation Fund
                (formerly Van Kampen American Capital - Multiple Strategy Fund)
              Van Kampen American Capital LIT - Domestic Income Fund
                (formerly Van Kampen American Capital - Domestic Strategic Income Fund)
              Van Kampen American Capital LIT - Emerging Growth Fund
              Van Kampen American Capital LIT - Enterprise Fund
                (formerly Van Kampen American Capital - Common Stock Fund)
              Van Kampen American Capital LIT - Global Equity Fund
              Van Kampen American Capital LIT - Government Fund
              Van Kampen American Capital LIT - Money Market Fund
              Van Kampen American Capital LIT - Real Estate Securities Fund

         At December 31, 1996, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.


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     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from the contract owner's contract value a contingent deferred sales charge, not to exceed 6% (3% after 36 months) of the lesser of the total of all purchase payments made within 72 months prior to the date of the request for surrender, or the amount surrendered.
     (For contracts issued in the State of New York, the contingent deferred sales charge will not exceed 7% of purchase payments, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for seven years.) No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of $35 ($30 for contracts issued in the State of New York) which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  Schedule I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

         *    Beginning unit value - Jan. 1

         *    Reinvested capital gains and dividends
              (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

         *    Unrealized gain (loss)
              (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

         *    Contract charges
              (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

         *    Ending unit value - Dec. 31

         *    Percentage increase (decrease) in unit value.

     For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in Schedule I.


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                                                                    Schedule I
                         NATIONWIDE VARIABLE ACCOUNT-3

                      TAX QUALIFIED and NON-TAX QUALIFIED

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1996, 1995 and 1994
          (Underlying Mutual Funds of Van Kampen American Capital LIT)

                                Asset       Domestic    Emerging                    Global                   Money     Real Estate
                             Allocation      Income      Growth      Enterprise     Equity     Government    Market     Securities
                                Fund          Fund        Fund          Fund         Fund         Fund        Fund         Fund
                             ----------     --------    --------     ----------     ------     ----------    ------      --------
1996
   Beginning unit value -
     Jan. 1                  $21.272421    15.854864    11.635151    25.778191     10.244062    14.827943   13.724323    10.765351
----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and dividends       3.405803     1.422257      .000000     3.485963       .356685      .956297     .667515      .287350
----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)      (.478818)    (.376119)    1.929521     2.865166      1.346052     (.648124)    .000000     4.033978
----------------------------------------------------------------------------------------------------------------------------------
   Contract charges            (.292368)    (.208366)    (.169427)    (.379903)     (.145915)    (.191744)   (.183187)    (.155376)
----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                 $23.907038    16.692636    13.395245    31.749417     11.800884    14.944372   14.208651    14.931303
----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                      12%           5%          15%          23%           15%           1%          4%          39%
==================================================================================================================================
1995
   Beginning unit value -
     Jan. 1                  $16.406732    13.235145    10.000000    19.065611     10.000000    12.821877   13.183559    10.000000
----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital
     gains and dividends       2.391189     1.250586      .000000     3.443612       .000000      .953483     .716291      .091958
----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)      2.721948     1.560777     1.705967     3.564450       .309001     1.235082     .000000      .739393
----------------------------------------------------------------------------------------------------------------------------------
   Contract charges            (.247448)    (.191644)    (.070816)    (.295482)     (.064939)    (.182499)   (.175527)    (.066000)
----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                 $21.272421    15.854864    11.635151    25.778191     10.244062    14.827943   13.724323    10.765351
----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit
     value*(a)                      30%          20%       16%(b)          35%         2%(b)          16%          4%        8%(b)
==================================================================================================================================
1994
   Beginning unit value -
     Jan. 1                  $17.253369    14.016253         **      19.993094          **      13.620968   12.879003         **
----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital
    gains and dividends        1.980194     1.376728                  2.272837                    .835320     .474206
----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)     (2.608938)   (1.981901)                (2.944375)                 (1.464669)    .000000
----------------------------------------------------------------------------------------------------------------------------------
   Contract charges            (.217893)    (.175935)                 (.255945)                  (.169742)   (.169650)
----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                 $16.406732    13.235145                 19.065611                  12.821877   13.183559
----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase
    (decrease) in unit
    value*(a)                      (5)%         (6)%                      (5)%                       (6)%          2%
==================================================================================================================================

  *An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **This investment option was not being utilized or was not available.

See note 3.


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                          Independent Auditors' Report
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-3:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-3 as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-3 as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997


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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company




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